Commitments and Contingencies Liabilities (Details) $ / shares in Units, € in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Aug. 03, 2016	Dec. 20, 2021 $ / shares shares	Apr. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€) shares	Oct. 31, 2021 USD ($)
Commitments and Contingencies Liabilities (Details) [Line Items]
Royalty payments, percentage	2.75%
Option to purchase ordinary shares (in Shares) | shares		25,080
Service agreement with a consultant description				Subject to satisfactory completion of the Homologation Process no later than 12 months as of the Triggering Event, the Company shall pay the Consultant a onetime bonus payment of NIS 150,000, plus VAT (approximately $47). -Subject to satisfactory completion of commercial sales of the Company’s systems, no later than 18 months as of the Triggering Event, the Company shall pay the Consultant a onetime bonus payment of NIS 350,000, plus VAT (approximately $109).	Subject to satisfactory completion of the Homologation Process no later than 12 months as of the Triggering Event, the Company shall pay the Consultant a onetime bonus payment of NIS 150,000, plus VAT (approximately $47). -Subject to satisfactory completion of commercial sales of the Company’s systems, no later than 18 months as of the Triggering Event, the Company shall pay the Consultant a onetime bonus payment of NIS 350,000, plus VAT (approximately $109).
Exercise price (in Dollars per share) | $ / shares		$ 6.1393
Payment of monthly remuneration amount				$ 3
Memorandum of understanding, description				The Memorandum of Understanding has expired in September 2021. Following the signing of the Memorandum of Understanding, in December 2020, Knorr-Bremse placed a purchase order to the Company for the development and sale of two prototypes of the LRV system according to specifications required by Knorr-Bremse (the “Purchase Order””). In return for the development and sale of the two prototypes, Knorr-Bremse will pay the Company a total of approximately EUR 397 thousand (approximately $471). During December 2020, Knorr-Bremse paid to the Company in advance according to the terms of the Purchase Order, EUR 320 thousand (approximately $384).	The Memorandum of Understanding has expired in September 2021. Following the signing of the Memorandum of Understanding, in December 2020, Knorr-Bremse placed a purchase order to the Company for the development and sale of two prototypes of the LRV system according to specifications required by Knorr-Bremse (the “Purchase Order””). In return for the development and sale of the two prototypes, Knorr-Bremse will pay the Company a total of approximately EUR 397 thousand (approximately $471). During December 2020, Knorr-Bremse paid to the Company in advance according to the terms of the Purchase Order, EUR 320 thousand (approximately $384).
Development and sales				$ 471
Trade accounts receivable				87	€ 77
Revenues			$ 265	417
Additional payments			$ 133	131
Deferred expenses				145
Deposits amount				$ 91
Capital cost						$ 88
IPO [Member]
Commitments and Contingencies Liabilities (Details) [Line Items]
Period of first commercial sale	5 years
Payment of total proceeds from consideration, percentage	1.50%
Option to purchase ordinary shares (in Shares) | shares				195,448	195,448
KBCH [Member]
Commitments and Contingencies Liabilities (Details) [Line Items]
Payment of operational function test				$ 292	€ 244
Deferred revenues in other accounts payable				$ 218